Unit Based Compensation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash settled restricted unit-based compensation awards	$ 142,147		$ 142,147		$ 187,687
Restricted Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units aggregate value, granted			$ 3,700	$ 1,600
Restricted units, granted (in units)			1,424,058	321,318
Vesting period from grant date			3 years
Non vested restricted units outstanding (in units)	1,502,923		1,502,923		480,301
Common units, vested (in units)			342,560	255,370
Common units, value			$ 2,000	$ 2,200
Stock issued during period, shares, share-based compensation, net of forfeitures (in units)			111,336	83,060
Amount paid to grantees in cash			$ 400	$ 600
Cash settled restricted unit-based compensation awards	$ 1,000		1,000		$ 500
Non-vested awards not yet recognized	3,500		$ 3,500
Expected weighted average period of non-vested awards not yet recognized			1 year
Non-Management Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units, granted (in units)			293,770
Common units aggregate value, granted			$ 800
General and Administrative Expense [Member] | Restricted Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock or unit expense	$ (600)	$ 100	$ (1,400)	$ (600)